Consolidated Statements of Equity - USD ($) shares in Millions, $ in Millions	Total	Common Shares	Additional Capital	Retained Earnings [Member]	Treasury Shares	AOCI Attributable to Parent [Member]	Total Diebold, Incorporated Shareholders' Equity	Non-controlling Interests
Balance (shares) at Dec. 31, 2012		77.7
Balance at Dec. 31, 2012	$ 826.8	$ 97.1	$ 358.3	$ 978.3	$ (551.2)	$ (91.0)	$ 791.5	$ 35.3
Net (loss) income	(176.5)			(181.6)			(181.6)	5.1
Other comprehensive income						36.7	36.7
Other comprehensive (loss) income, noncontrolling								0.6
Net current period other comprehensive (loss) income	37.3
Stock options exercised (shares)		0.5
Stock options exercised	16.7	$ 0.7	16.0				16.7
Restricted stock units issued, shares		0.3
Restricted stock units issued	0.0	$ 0.4	(0.4)				0.0
Other share-based compensation units issued (shares)		0.1
Other share-based compensation units issued	0.0	$ 0.1	(0.1)				0.0
Income tax detriment from share-based compensation	(3.9)		(3.9)				(3.9)
Share-based compensation expense	15.4		15.4				15.4
Dividends declared and paid	(74.0)			(74.0)			(74.0)
Treasury shares	(4.1)				(4.1)		(4.1)
Distributions to noncontrolling interest holders, net	(16.9)						0.0	(16.9)
Balance (shares) at Dec. 31, 2013		78.6
Balance at Dec. 31, 2013	$ 620.8	$ 98.3	385.3	722.7	(555.3)	(54.3)	596.7	24.1
Common Shares, $1.25 Par Value	$ 1.25
Net (loss) income	$ 117.0			114.4			114.4	2.6
Other comprehensive income	(136.2)					(136.2)	(136.2)
Other comprehensive (loss) income, noncontrolling								(1.2)
Net current period other comprehensive (loss) income	(137.4)
Stock options exercised (shares)		0.4
Stock options exercised	14.6	$ 0.5	14.1				14.6
Restricted stock units issued, shares		0.2
Restricted stock units issued	0.0	$ 0.2	(0.2)				0.0
Income tax detriment from share-based compensation	(2.7)		(2.7)				(2.7)
Share-based compensation expense	21.5		21.5				21.5
Dividends declared and paid	(74.9)			(74.9)			(74.9)
Treasury shares	(1.9)				(1.9)		(1.9)
Distributions to noncontrolling interest holders, net	(2.2)						0.0	(2.2)
Balance (shares) at Dec. 31, 2014		79.2
Balance at Dec. 31, 2014	$ 554.8	$ 99.0	418.0	762.2	(557.2)	(190.5)	531.5	23.3
Common Shares, $1.25 Par Value	$ 1.25
Net (loss) income	$ 75.4			73.7			73.7	1.7
Other comprehensive income	(127.6)					(127.6)	(127.6)
Other comprehensive (loss) income, noncontrolling								1.5
Net current period other comprehensive (loss) income	(128.2)
Other Comprehensive Income Loss, Net Of Tax And Noncontrolling Interest Adjustment	$ (126.1)
Stock options exercised (shares)	0.1	0.1
Stock options exercised	$ 3.5	$ 0.2	3.3				3.5
Restricted stock units issued, shares		0.2
Restricted stock units issued	0.0	$ 0.2	(0.2)				0.0
Other share-based compensation units issued (shares)		0.2
Other share-based compensation units issued	0.0	$ 0.2	(0.2)				0.0
Income tax detriment from share-based compensation	(2.5)		(2.5)				(2.5)
Share-based compensation expense	12.4		12.4				12.4
Dividends declared and paid	(75.6)			(75.6)			(75.6)
Treasury shares	(3.0)				(3.0)		(3.0)
Distributions to noncontrolling interest holders, net	(3.4)						0.0	(3.4)
Balance (shares) at Dec. 31, 2015		79.7
Balance at Dec. 31, 2015	$ 435.5	$ 99.6	$ 430.8	$ 760.3	$ (560.2)	$ (318.1)	$ 412.4	$ 23.1
Common Shares, $1.25 Par Value	$ 1.25